Financial Instruments - Foreign currency risk sensitivity (Details) - Foreign currency risk - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax, favorable	£ 9,031	£ 6,290
Effect on profit before tax, unfavorable	(9,031)	(6,290)
Equity, favorable	9,092	6,051
Equity, unfavorable	(9,092)	(6,051)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax, favorable	(17)	165
Effect on profit before tax, unfavorable	17	(165)
Equity, favorable	3,648	4,631
Equity, unfavorable	£ (3,648)	£ (4,631)